Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 63	[1]	$ 14,800		$ 15,358
Interest cost	32,361		33,040		32,823
Expected return on plan assets	(34,946)		(39,813)		(46,885)
Amortization of unrecognized, Transition obligation	0		0		0
Amortization of unrecognized, Prior service cost/(credit)	353		398		417
Amortization of unrecognized, Actuarial (gain)/loss	9,832	[2]	35,999		21,219
Net periodic benefit cost	7,663		44,424		22,932
ASC 715 settlement expense	370	[3]	1,231	[3]	0
ASC 715 special termination benefits	0		0		258
Total periodic benefit costs	8,033		45,655		23,190
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	460		467		542
Interest cost	2,033		2,298		2,213
Expected return on plan assets	(816)		(915)		(1,188)
Amortization of unrecognized, Transition obligation	0		736		986
Amortization of unrecognized, Prior service cost/(credit)	(299)		(9)		(9)
Amortization of unrecognized, Actuarial (gain)/loss	(171)		(488)		(1,057)
Net periodic benefit cost	1,207		2,089		1,487
ASC 715 settlement expense	0		0		0
ASC 715 special termination benefits	0		0		0
Total periodic benefit costs	$ 1,207		$ 2,089		$ 1,487

[1]	2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.
[2]	2013 decline in recognition of total pension benefits actuarial loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012.
[3]	In 2013 and 2012, lump sum payments under the supplemental retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.